SP 500 Pure Growth Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.88%	14.42%	14.82%
S&P 500® Pure Growth Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	13.86%	8.41%	12.24%
SP 500 Pure Growth Fund
Prospectus [Line Items]
Average Annual Return, Percent		11.75%	6.62%	10.34%

[1]	The S&P 500® Index is a broad-based index that includes 500 leading companies and covers approximately 80% of available market capitalization. The Index is widely regarded as the best single gauge of large-cap U.S. equities.
[2]	The S&P 500® Pure Growth Index is a style-concentrated index designed to track the performance of stocks included in the S&P 500® Index that exhibit the strongest growth characteristics by using a style-attractiveness-weighting scheme. The S&P 500® Index a broad-based index that includes 500 leading companies and covers approximately 80% of available market capitalization. The S&P 500® Index is widely regarded as the best single gauge of large-cap U.S. equities.